INCOME TAXES (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 MXN ($)	Oct. 12, 2010 MXN ($)
Minera Santa Cruz y Garibaldi SA de CV [Member]
Statements Line Items
Tax Assessments				$ 6,200	$ 122.9	$ 238.0
Tax Assessments, taxes owed				2,100	41.8
Tax Assessments , inflationary charges				900	17.7
Tax Assessments , interest				2,000	40.4
Tax Assessments , penalties				$ 1,200	23.0
Tax Assessments interest and penalties					$ 123.0
Tax Assessment forgiveness percentage of penalties				100.00%	100.00%
Tax Assessment forgiveness percentage of interest				50.00%	50.00%
Tax Assessments , increase in interest charges	$ 500	$ 6.3
Tax Assessments , increase in inflationary charges	500	$ 9.5
Net assets	595
Cash	42
Allowance for transferring the shares and assets	595
Mexico operations [Member] | Non-capital losses [Member]
Statements Line Items
Unused tax losses for which no deferred tax asset recognised	149,924		$ 142,494
Canada operations [Member] | Non-capital losses [Member]
Statements Line Items
Unused tax losses for which no deferred tax asset recognised	1,962		6,175
Canada operations [Member] | Capital losses [Member]
Statements Line Items
Unused tax losses for which no deferred tax asset recognised	$ 12,002		$ 15,570